30. Partnerships in E&P activities (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of joint operations [abstract]
Opening balance	$ 113	$ 159
Additions/(Write-offs) on PP&E	278	50
Indexation charges		4
Payments made	(17)	(92)
Other income and expenses	(50)	(2)
Cumulative translation adjustments	46	(6)
Closing balance	$ 370	$ 113